Supplemental Balance Sheet and Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended
	Jul. 29, 2012	Jul. 31, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010	Apr. 30, 2011 13.5% Senior Subordinated Notes due 2015	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015	Jan. 30, 2011 13.5% Senior Subordinated Notes due 2015	Jan. 31, 2010 13.5% Senior Subordinated Notes due 2015	Jul. 29, 2012 13.5% Senior Subordinated Notes due 2015
Supplementary Information [Line Items]
Interest payments, period							8		8	8
Interest payments, amount paid in kind						$ 108	$ 223	$ 196	$ 172
Cash paid for interest	351	177	356	363	366
Cash paid for income taxes, net of refunds	2	5	5	216	127
Cash received for income taxes refunds				$ 220	$ 134